Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of balance of additional paid-in capital

Balance of additional paid-in capital as of December 31, 2023 and 2024 were as follows:

	December 31,	December 31,
	2023	2024

	(in thousands)
From ordinary shares	$93,341	93,341
From treasury shares	6,307	5,864
From share-based compensation	13,338	14,509
From share of changes in equities of associates	1,662	1,662
	$114,648	115,376

Schedule of changes in accumulated other comprehensive income, net of tax

Changes in accumulated other comprehensive income, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains	benefit	other
	currency	(losses) on	pension	comprehensive
	translation	securities	plans	income

	(in thousands)
Beginning balance, January 1, 2022	$144	(1,048)	238	(666)
Exchange differences arising on translation of foreign operations	(245)	—	—	(245)
Changes in fair value of financial assets	—	142	—	142
Remeasurement of defined benefit pension plans	—	—	551	551
Ending balance, December 31, 2022	(101)	(906)	789	(218)
Exchange differences arising on translation of foreign operations	(123)	—	—	(123)
Changes in fair value of financial assets	—	152	—	152
Remeasurement of defined benefit pension plans	—	—	9	9
Ending balance, December 31, 2023	(224)	(754)	798	(180)
Exchange differences arising on translation of foreign operations	(626)	—	—	(626)
Changes in fair value of financial assets	—	9,427	—	9,427
Remeasurement of defined benefit pension plans	—	—	—	—
Ending balance, December 31, 2024	$(850)	8,673	798	8,621

Schedule of noncontrolling interest
(e)	Noncontrolling interest

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Balance at the beginning of year	$2,258	1,249	6,934
Equity attributable to non-controlling interests
Profit (Loss) for the year	(1,515)	(1,195)	15
Changes in fair value of financial assets	10	—	—
Remeasurement of defined benefit pension plans	26	2	—
Share-based compensation expenses	140	40	78
New shares issued by subsidiaries	445	6,015	9
Acquired the controlling power from noncontrolling interest	—	811	—
Purchase of subsidiaries shares from noncontrolling interest	—	12	(764)
Effect of Himax Media Solutions, Inc. merged into Himax Taiwan	(197)	—	—
Disposal of financial assets at fair value through other comprehensive income	(6)	—	—
Exchange differences arising on translation of foreign operations	88	—	(6)
Balance at the end of year	$1,249	6,934	6,266